Consolidated Statements of Cash Flows (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cash flows from operating activities
Net loss	€ (3,826,585)	€ (4,873,989)	€ (4,038,506)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange adjustment
Depreciation expense	13,941		22,132
Retirement benefit obligation	65,882		31,713
Share-based compensation	424,360		232,768
Fair value loss on convertible bond	55,000
Fair value adjustments on available-for-sale financial instruments	(10,686)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(1,513,453)		817,258
Other non-current assets	(214,090)		622,890
Accounts payable	685,604		110,871
Accounts payable - related party	(180,116)		18,874
Accrued expenses	(105,422)		106,915
Accrued expenses - related party	(815,703)		(162,710)
Other current liabilities	(92,658)		186,234
Other non-current liabilities	(1,158)		(6,613)
Net cash used in operating activities	(5,515,084)		(2,058,174)
Cash flows from investing activities
Purchases of marketable securities	(12,422,023)		(8,998,556)
Proceeds from maturities of marketable securities	7,992,891		13,300,341
Purchases of fixed assets	(7,625)		(1,869)
Net cash (used in) provided by investing activities	(4,436,757)		4,299,916
Cash flows from financing activities
Proceeds from the ATM program	2,977,061		270,885
Proceeds from the convertible bond	7,500,000
Net cash provided by financing activities	10,477,061		270,885
Effect of exchange rate changes	69,663		(16,081)
Net increase (decrease) in cash and cash equivalents	594,883		2,496,546
Cash and cash equivalents at the beginning of the period	4,581,749	6,187,966	3,691,420
Cash and cash equivalents at the end of the period	€ 5,176,632	€ 4,581,749	€ 6,187,966